Rule 497(e)
Registration Nos. 333-174332 and 811-22559

First Trust Exchange-Traded Fund IV

(the “Trust”)

FT Cboe Vest DJIA® Dogs 10 Target Income ETF

(the “Fund”)

Supplement to the Fund’s Prospectus

November 28, 2023

Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the second to last sentence of the fourth paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.

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PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND’S PROSPECTUS
FOR FUTURE REFERENCE